Russian Geopolitical and Economic Risks - (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2022	Dec. 31, 2023
Russian Geopolitical and Economic Risks
Percentage of bookings deriving from the markets of the former Soviet Union (FSU) on total bookings		8.00%
Losses on disposal in respect of divestment of our (former) Russian based subsidiaries	$ 4,969